Investments - Summary of Total Assets, Liabilities and Capital (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Total Assets	$ 91,973,734	$ 112,528,234
Total Liabilities	1,589,813	3,179,437
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	50,962,450
Total Liabilities	464,928
Total Capital	50,497,522
Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets		24,973,305
Total Liabilities		43,208
Total Capital		24,930,097
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Schedule of Investments [Line Items]
Total Assets	13,538,087	14,172,143
Total Liabilities	270,427	402,812
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	73,013,433	39,046,641
Total Liabilities	13,303,511	48,456
Total Capital	$ 59,709,922	38,998,185
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets		12,415,386
Total Liabilities		$ 12,415,386